Equity - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Feb. 28, 2023	Aug. 09, 2022
Disclosure of reserves within equity [line items]
Authorised share capital	0
Total return of funds announced to shareholders				$ 750	$ 500
Reclassified from OCI to profit or loss - included in financial expenses	$ (43)	$ 96	$ (13)
Number of shares	1,100,000	900,000	100,000
Transaction costs relating to treasury shares	$ 2
Increase (decrease) through share repurchase programme, Number of shares	9,100,000
Repurchase of shares	$ 482
Cash flow hedge reserves [member]
Disclosure of reserves within equity [line items]
Reclassified from OCI to profit or loss - included in financial expenses	$ (43)	$ 96	$ (13)
Held as treasury shares [Member]
Disclosure of reserves within equity [line items]
Increase (decrease) through share repurchase programme, Number of shares	4,500,000
Subsequently cancelled [Member]
Disclosure of reserves within equity [line items]
Increase (decrease) through share repurchase programme, Number of shares	4,600,000
EUR bonds [member] | Cash flow hedge reserves [member]
Disclosure of reserves within equity [line items]
Reclassified from OCI to profit or loss - included in financial expenses	$ 14	15	9
Change in fair value of currency swaps recognised in OCI	$ 57	$ (81)	$ 22
Nominee Account
Disclosure of reserves within equity [line items]
Number of shares	200,000